United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/2012

Date of Reporting Period: Quarter ended 01/31/2012

Item 1. Schedule of Investments

Federated Intermediate Corporate Bond Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount or Shares			Value
		Asset-Backed Securities – 0.0%
		Home Equity Loan – 0.0%
$10,582	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $10,577)	8,836
		Corporate Bonds – 94.9%
		Basic Industry - Chemicals – 2.0%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,232,249
1,030,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	1,368,753
530,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	549,321
800,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	836,909
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	513,850
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,315,608
640,000		RPM International, Inc., 6.50%, 2/15/2018	726,384
860,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	957,874
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	519,362
		TOTAL	8,020,310
		Basic Industry - Metals & Mining – 3.9%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	552,334
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,158,338
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,420,800
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	309,748
500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	495,428
400,000		ArcelorMittal, 6.125%, 6/1/2018	416,798
2,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,450,287
430,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	444,250
150,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	146,282
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,192,072
1,430,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,457,161
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	936,066
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,053,573
630,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	674,674
2,350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	2,609,602
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	552,178
		TOTAL	15,869,591
		Basic Industry - Paper – 1.3%
500,000		International Paper Co., Bond, 7.30%, 11/15/2039	624,792
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	2,039,866
650,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	659,926
650,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	726,076
1,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,138,836
		TOTAL	5,189,496
		Capital Goods - Aerospace & Defense – 0.8%
675,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	738,102
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	331,503
1,140,000		Goodrich Corp., 4.875%, 3/1/2020	1,305,205
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	476,783
1

Principal Amount or Shares			Value
$400,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	415,292
		TOTAL	3,266,885
		Capital Goods - Building Materials – 0.7%
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,050,625
1,530,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,785,122
		TOTAL	2,835,747
		Capital Goods - Construction Machinery – 0.3%
1,280,000	[1,2]	AGCO Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2021	1,302,830
		Capital Goods - Diversified Manufacturing – 1.4%
560,000		Dover Corp., Note, 5.45%, 3/15/2018	667,286
510,000		Harsco Corp., 5.75%, 5/15/2018	591,160
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	512,789
544,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	568,004
550,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	673,255
1,680,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,789,485
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	726,750
		TOTAL	5,528,729
		Communications - Media & Cable – 1.9%
770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	922,297
500,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	519,603
3,080,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,215,513
1,520,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,683,797
1,140,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,234,999
		TOTAL	7,576,209
		Communications - Media Noncable – 1.1%
1,200,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,351,468
400,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	459,500
775,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	823,911
1,800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,921,504
		TOTAL	4,556,383
		Communications - Telecom Wireless – 2.0%
750,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	767,353
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,834,500
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	1,264,724
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,032,049
		TOTAL	7,898,626
		Communications - Telecom Wirelines – 1.8%
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,411,870
1,560,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,586,490
1,500,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	1,589,573
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	988,488
900,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,134,478
410,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	409,174
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	282,427
		TOTAL	7,402,500
		Consumer Cyclical - Automotive – 2.4%
910,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	945,230
1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,005,038
1,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	1,207,421
2

Principal Amount or Shares			Value
$575,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	598,792
200,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	201,030
1,490,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,589,824
3,400,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	3,600,262
590,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	567,575
		TOTAL	9,715,172
		Consumer Cyclical - Entertainment – 0.9%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,759,525
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	601,086
220,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	267,690
600,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	615,789
290,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	309,850
		TOTAL	3,553,940
		Consumer Cyclical - Lodging – 0.6%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,513,032
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	438,375
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	498,094
		TOTAL	2,449,501
		Consumer Cyclical - Retailers – 0.8%
430,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	448,245
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	593,488
324,642	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	336,399
670,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	858,654
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	256,250
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	243,750
540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	579,285
		TOTAL	3,316,071
		Consumer Cyclical - Services – 1.0%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,521,125
480,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	492,702
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	508,771
400,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	499,202
		TOTAL	4,021,800
		Consumer Non-Cyclical - Food/Beverage – 2.0%
800,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	900,686
2,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	2,776,389
550,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	562,489
2,010,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	2,043,996
750,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	774,426
1,000,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	1,019,161
		TOTAL	8,077,147
		Consumer Non-Cyclical - Health Care – 0.7%
100,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	101,629
160,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	194,496
1,700,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,727,029
550,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	607,448
		TOTAL	2,630,602
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,322,213
3

Principal Amount or Shares			Value
$310,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	317,486
1,270,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	1,383,512
		TOTAL	3,023,211
		Consumer Non-Cyclical - Products – 0.3%
500,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	531,572
800,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	834,881
		TOTAL	1,366,453
		Consumer Non-Cyclical - Tobacco – 0.1%
370,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	392,956
		Energy - Independent – 2.2%
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,663,890
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	186,407
500,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	565,266
5,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	5,333,770
660,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	741,689
270,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	274,026
257,455	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	265,512
		TOTAL	9,030,560
		Energy - Integrated – 1.1%
990,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,085,713
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	723,025
400,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	431,494
740,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	837,416
1,200,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,379,350
		TOTAL	4,456,998
		Energy - Oil Field Services – 1.0%
350,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	367,444
600,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	759,378
600,000	[1,2]	Nabors Industries, Inc., Company Guarantee, Series 144A, 4.625%, 9/15/2021	615,372
490,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	526,540
435,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	442,547
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	798,738
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	681,317
		TOTAL	4,191,336
		Energy - Refining – 0.7%
410,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	457,697
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,796,016
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	532,233
		TOTAL	2,785,946
		Financial Institution - Banking – 25.7%
800,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	1,056,323
1,000,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	1,058,754
2,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	2,049,985
1,550,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,645,674
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,218,645
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	8,363,620
205,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	201,935
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,970,879
205,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	210,745
4

Principal Amount or Shares			Value
$3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	3,809,040
1,000,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	1,025,274
1,700,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	1,472,070
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,303,958
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	302,124
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	1,193,275
680,000		Capital One Capital V, 10.25%, 8/15/2039	715,700
3,500,000		Capital One Capital VI, 8.875%, 5/15/2040	3,700,036
1,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	1,617,272
1,000,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	1,051,207
3,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	3,173,039
940,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	982,745
400,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	420,045
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	3,269,999
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,067,023
675,000		City National Corp., Note, 5.25%, 9/15/2020	675,976
1,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,806,160
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	871,186
2,510,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	2,640,543
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,247,925
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	1,030,604
4,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	4,663,814
4,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	4,165,020
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,045,104
1,200,000		Hudson United Bancorp, Series BKNT, 7.00%, 5/15/2012	1,218,974
360,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	417,081
5,000,000		J.P. Morgan Chase & Co., Note, Series 2, 1.65%, 9/30/2013	5,061,786
1,510,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,713,933
1,500,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,737,160
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,136,175
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,031,329
1,440,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,404,116
3,360,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,266,104
1,680,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,700,356
600,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	592,953
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,998,795
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	1,497,328
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,442,400
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	642,105
2,810,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	2,956,670
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,095,094
960,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,105,616
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	177,063
2,693,264	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,903,734
1,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,773,049
770,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	794,907
795,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	792,539
2,300,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	2,456,483
2,280,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,755,855
5

Principal Amount or Shares			Value
$172,572	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	180,150
		TOTAL	103,877,454
		Financial Institution - Brokerage – 5.3%
1,210,000		BlackRock, Inc., 6.25%, 9/15/2017	1,446,485
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,474,212
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,091,289
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	631,440
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,076,170
760,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	895,502
3,000,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	3,090,497
2,000,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	2,141,744
885,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	946,330
490,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	471,625
2,140,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	2,225,600
1,370,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	1,424,718
390,000		Nuveen Investments, 5.50%, 9/15/2015	354,900
1,790,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,133,689
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	73,640
1,830,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,950,552
		TOTAL	21,428,393
		Financial Institution - Finance Noncaptive – 4.9%
1,840,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	2,194,948
1,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	1,050,492
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	3,297,959
1,700,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,804,870
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,120,407
1,800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	1,962,095
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,827,000
1,220,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,269,667
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note - Sr. Sub Note, Series 144A, 4.34%, 12/21/2065	318,385
485,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	478,634
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	532,953
3,300,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	3,129,948
		TOTAL	19,987,358
		Financial Institution - Insurance - Health – 0.3%
1,000,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,237,024
		Financial Institution - Insurance - Life – 6.2%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,545,688
1,000,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,127,460
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	985,220
1,300,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	1,305,881
2,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,190,655
600,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	701,598
1,000,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	1,053,221
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	2,610,699
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,943,444
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	387,800
800,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	823,380
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	720,082
6

Principal Amount or Shares			Value
$920,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	956,898
400,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	466,060
380,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	466,309
2,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	2,036,730
3,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	3,252,133
1,200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.80%, 6/15/2012	1,219,713
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,337,585
		TOTAL	25,130,556
		Financial Institution - Insurance - P&C – 2.3%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	713,635
690,000		CNA Financial Corp., 6.50%, 8/15/2016	754,371
770,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	813,639
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	138,286
590,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	676,076
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	690,725
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	415,593
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,464,976
1,700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,134,074
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	227,641
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,421,250
		TOTAL	9,450,266
		Financial Institution - REITs – 3.5%
640,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	703,845
300,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	310,125
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	2,331,336
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	455,258
1,000,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,063,926
1,570,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,728,520
425,000		Liberty Property LP, 6.625%, 10/1/2017	488,025
1,120,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	1,291,647
1,310,000		ProLogis Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	1,437,355
1,220,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,222,806
660,000		Prologis, Sr. Unsecd. Note, 5.50%, 4/1/2012	663,642
670,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	701,141
1,180,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,337,984
370,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	389,765
		TOTAL	14,125,375
		Municipal Services – 0.4%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	544,371
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	948,107
		TOTAL	1,492,478
		Sovereign – 0.6%
1,630,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,657,846
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	928,874
		TOTAL	2,586,720
		Technology – 2.7%
350,000		BMC Software, Inc., 7.25%, 6/1/2018	409,293
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,952,519
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,836,938
7

Principal Amount or Shares			Value
$1,200,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,254,160
1,260,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	1,347,646
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	522,960
250,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	280,813
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	682,783
755,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	777,180
455,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	510,838
850,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	895,790
450,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	462,871
		TOTAL	10,933,791
		Transportation - Airlines – 0.8%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	513,245
2,460,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,681,188
		TOTAL	3,194,433
		Transportation - Railroads – 0.2%
523,292		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	634,633
		Transportation - Services – 0.8%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	967,031
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,030,507
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	532,621
575,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	598,151
		TOTAL	3,128,310
		Utility - Electric – 5.7%
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	501,684
1,090,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,304,713
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	2,698,619
770,000	[1,2]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	824,652
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,032,672
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,783,237
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	467,680
280,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	301,320
2,050,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,347,253
325,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	346,139
717,476	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	789,739
640,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	669,695
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	717,072
1,630,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,995,485
1,830,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,677,519
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	565,407
800,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	855,032
500,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	528,890
380,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	433,961
1,140,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	1,200,887
740,000		Union Electric Co., 6.00%, 4/1/2018	881,485
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	134,948
		TOTAL	23,058,089
		Utility - Natural Gas Distributor – 0.5%
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	338,068
410,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	454,051
8

Principal Amount or Shares			Value
$1,035,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	1,083,647
		TOTAL	1,875,766
		Utility - Natural Gas Pipelines – 3.3%
740,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	819,627
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,012,268
800,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	886,570
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,012,417
250,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	254,705
2,050,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	2,373,609
1,860,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,102,325
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	424,812
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,463,297
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	868,843
2,060,000		Williams Partners LP, 5.25%, 3/15/2020	2,274,260
		TOTAL	13,492,733
		TOTAL CORPORATE BONDS (IDENTIFIED COST $358,163,842)	384,092,378
		Governments/Agencies – 1.0%
		Sovereign – 1.0%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	344,000
1,340,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	1,465,692
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,005,924
1,000,000		United Mexican States, Note, 5.625%, 1/15/2017	1,151,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,619,848)	3,967,116
		MUTUAL FUND – 2.8%
11,553,800	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	11,553,800
		TOTAL INVESTMENTS — 98.7% (IDENTIFIED COST $373,348,067)[6]	399,622,130
		OTHER ASSETS AND LIABILITIES - NET — 1.3%[7]	5,204,951
		TOTAL NET ASSETS — 100%	$404,827,081

At January 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[8] U.S. Treasury Note 2-Year Long Futures	100	$22,075,000	March 2012	$24,830
[8] U.S. Treasury Bond Ultra Long Short Futures	130	$20,795,938	March 2012	$(396,501)
[8] U.S. Treasury Bond 30-Year Short Futures	210	$30,541,875	March 2012	$(633,576)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,005,247)

The average notional value of long and short futures contracts held by the Fund throughout the period was $6,618,438 and $50,287,141, respectively. This is based on amounts held as of each month-end throughout the period.

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities-Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $78,849,603, which represented 19.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $75,752,493, which represented 18.7% of total net assets.

9

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2012, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,759,525
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999-9/29/1999	$1,138,408	$1,337,585
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Affiliated holding.
5	7-Day net yield.
6	At January 31, 2012, the cost of investments for federal tax purposes was $373,348,067. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $26,274,063. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,856,018 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,581,955.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

10

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$ —	$8,836	$ —	$8,836
Corporate Bonds	—	384,092,378	—	384,092,378
Governments/Agencies	—	3,967,116	—	3,967,116
Mutual Fund	11,553,800	—	—	11,553,800
TOTAL SECURITIES	$11,553,800	$388,068,330	$ —	$399,622,130
OTHER FINANCIAL INSTRUMENTS*	$(1,005,247)	$ —	$ —	$(1,005,247)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REIT(s)	— Real Estate Investment Trust(s)

11

Federated Short-Term Income Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.6%
		Federal Home Loan Mortgage Corporation – 0.1%
$22,812	[1]	FHLMC ARM 390260, 2.631%, 10/01/2030	23,439
49,232	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	53,555
10,461	[1]	FHLMC ARM 420196, 5.313%, 11/01/2030	11,379
32,525	[1]	FHLMC ARM 606116, 2.201%, 30 Year, 9/1/2019	33,187
867,783	[1]	FHLMC ARM 780443, 2.251%, 3/01/2033	901,543
37,948	[1]	FHLMC ARM 785167, 2.188%, 12/01/2018	38,627
		TOTAL	1,061,730
		Federal National Mortgage Association – 0.5%
45,171	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	49,138
698,651	[1]	FNMA ARM 544843, 3.010%, 10/01/2027	736,292
496,680	[1]	FNMA ARM 544852, 3.046%, 4/01/2028	524,202
701,734	[1]	FNMA ARM 544884, 3.022%, 5/01/2034	743,247
1,036,329	[1]	FNMA ARM 556379, 1.596%, 5/01/2040	1,037,405
284,200	[1]	FNMA ARM 556388, 1.596%, 5/01/2040	284,497
1,695,597	[1]	FNMA ARM 618128, 2.468%, 8/01/2033	1,756,927
		TOTAL	5,131,708
		Government National Mortgage Association – 0.0%
18,480	[1]	GNMA ARM 8902, 2.375%, 30 Year, 1/20/2022	18,841
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,066,550)	6,212,279
		Asset-Backed Securities – 35.4%
		Auto Receivables – 17.6%
5,000,000	[1,2,3]	Ally Master Owner Trust 2010-1, Class A, 2.035%, 1/15/2015	5,053,360
3,000,000	[1]	Ally Master Owner Trust 2011-3 A1, Class A1, 0.915%, 5/15/2016	2,994,594
870,624		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	887,949
1,525,850	[1]	Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.375%, 4/7/2014	1,520,436
1,779,000	[1]	Americredit Automobile Receivables Trust 2009-1, Class C, 4.99%, 7/17/2017	1,858,934
5,000,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	5,023,798
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,563,910
152,359		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 11/6/2013	152,458
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	534,127
1,043,469		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	1,045,384
5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	5,097,775
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,098,950
2,000,000		Americredit Automobile Receivables Trust 2012-1, Class C, 4.04%, 1/8/2018	1,999,927
2,000,000	[1,2,3]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.435%, 9/15/2014	2,010,845
1,087,252	[2,3]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	1,089,437
7,500,000	[1]	Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	7,502,713
2,441,548	[2,3]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	2,457,271
10,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	10,055,437
5,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 2/15/2016	5,094,174
500,878	[1]	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	502,393
5,000,000	[1]	Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	5,043,987
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.520%, 6/15/2018	10,020,650
5,600,000	[1,2,3]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.020%, 8/15/2014	5,628,588

Principal Amount or Shares			Value
$6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,212,130
6,000,000	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.282%, 9/20/2016	5,822,034
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,077,885
9,000,000	[1,2,3]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	9,075,015
526,273		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	528,990
8,000,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	8,338,913
3,500,000	[2,3]	Navistar Financial Corp. Owner Trust 2010-B, Class B, 2.60%, 4/20/2015	3,509,134
5,000,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.276%, 10/26/2015	5,157,583
8,120,000	[1,2,3]	Navistar Financial Dealer Note Master Trust 2011-1, Class C, 2.776%, 10/25/2016	8,124,802
2,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	2,008,990
2,250,000	[1,2,3]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.435%, 1/15/2015	2,266,812
3,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2011-1 A, Class A4, 1.57%, 11/20/2017	2,999,355
3,817,920	[1,2,3]	SMART Series 2011-1US Trust, Class A2B, 1.040%, 4/14/2013	3,818,158
6,000,000	[1,2,3]	SMART Series 2011-2US Trust, Class A2B, 1.040%, 11/14/2013	6,001,025
1,845,517		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	1,877,111
514,494		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	515,797
991,282		Volkswagen Auto Lease Trust 2010-A, Class A2, 0.69%, 1/22/2013	992,615
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.961%, 9/20/2016	5,512,631
1,691,025		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	1,695,684
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	4,060,460
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	4,074,820
		TOTAL	172,907,041
		Credit Card – 7.4%
6,000,000	[1]	American Express Issuance Trust 2005-2, Class B, 0.565%, 8/15/2013	5,992,662
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,038,205
2,224,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	2,321,827
2,600,000	[1]	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.915%, 11/7/2014	2,600,578
7,000,000		Citibank Credit Card Issuance Trust 2008-C6, Class C6, 6.30%, 6/20/2014	7,137,430
10,000,000	[1]	Citibank Credit Card Issuance Trust, Class C3, 0.695%, 7/15/2014	9,971,279
4,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 3.035%, 8/15/2018	4,995,346
7,000,000	[1,2,3]	Golden Credit Card Trust, Class A, 0.685%, 10/15/2015	7,000,000
8,000,000	[1,2,3]	Gracechurch Card PLC 2010-1A, Class A, 0.890%, 11/15/2014	8,009,520
7,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	7,016,215
6,000,000	[1]	MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.635%, 10/15/2014	6,025,930
2,000,000	[1]	MBNA Credit Card Masters Note Trust 2006-C1, Class C1, 0.705%, 7/15/2015	1,989,657
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC, Class A, 1.068%, 9/15/2016	7,002,730
		TOTAL	72,101,379
		Equipment Lease – 4.4%
2,406,167	[2,3]	CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	2,421,001
6,863,696	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.465%, 8/18/2021	6,285,519
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,097,436
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,504,602
4,627,331	[2,3]	GE Equipment Midticket LLC Series 2010-1, Class A3, 0.94%, 7/14/2014	4,634,249
6,250,000		GE Equipment Transportation LLC, Series 2011-1, Class A2, 0.77%, 10/21/2013	6,230,719
1,344,255	[2,3]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	1,349,556
5,000,000	[2,3]	Great America Leasing Receivables 2009-1, Class A4, 3.19%, 12/15/2013	5,090,554
1,500,000	[2,3]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	1,549,802
3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	3,186,805
2,800,000	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	2,803,850

Principal Amount or Shares			Value
$2,500,000	[2,3]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,519,738
		TOTAL	42,673,831
		Home Equity Loan – 1.4%
10,583	[1,2,3,4]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	8,836
867,709	[1]	Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 0.636%, 7/25/2035	784,635
819,986	[1]	Carrington Mortgage Loan Trust, Class A2, 0.376%, 5/25/2036	812,481
17,684	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.765%, 1/15/2028	12,120
396,279	[1]	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.531%, 9/20/2023	364,825
80,386	[1]	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF12, Class A2B, 0.536%, 11/25/2036	59,527
697,889	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.646%, 3/25/2034	690,083
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,633,011
990,301	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.956%, 11/25/2034	861,184
328,248	[1,2,4,5]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	40,785
74,229		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	73,791
673,894	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	648,100
154,934	[1,2,3]	Quest Trust 2004 — X1, Class A, 0.606%, 3/25/2034	138,919
3,415,749	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	3,314,630
423,762		Residential Asset Mortgage Products 2004-RS12, Class AI4, 4.62%, 3/25/2033	429,637
1,607,717	[1]	Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.396%, 1/25/2037	1,604,668
561,492	[1]	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.446%, 2/25/2036	544,353
1,519,279	[2,5]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
1,567,042	[1]	Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.426%, 5/25/2036	1,561,326
		TOTAL	13,582,911
		Manufactured Housing – 0.0%
348,350		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	359,018
		Other – 4.6%
4,501,381	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.555%, 5/10/2032	4,062,496
4,956,544	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.360%, 2/25/2043	4,926,309
2,000,000	[1,2,3]	CNH Wholesale Master Note Trust, Class A, 1.085%, 12/15/2015	2,003,287
1,500,000	[1,2,3]	CNH Wholesale Master Note Trust, Class B, 1.935%, 12/15/2015	1,500,049
5,069,022	[1]	Educational Funding of the South, Inc. 2011-1, Class A1, 1.110%, 10/25/2021	5,072,107
829,346	[1]	Keycorp Student Loan Trust, Series 2005-A, Class 2A2, 0.704%, 3/27/2024	824,075
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.410%, 10/25/2025	4,860,200
5,000,000	[1,2,3]	PFS Financing Corp. 2010-CA, Class A, 1.685%, 2/15/2014	5,011,372
1,294,970	[1]	SLM Student Loan Trust 2006-C, Class A2, 0.596%, 9/15/2020	1,292,011
2,286,353	[1,2,3]	SLM Student Loan Trust 2010-C, Class A1, 1.940%, 12/15/2017	2,293,377
4,737,825	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.876%, 11/25/2027	4,720,134
4,374,495	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.285%, 10/15/2024	4,334,423
1,143,184	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	1,190,799
1,304,324	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	1,335,424
1,701,891	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	1,749,332
		TOTAL	45,175,395
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $348,364,000)	346,799,575
		Collateralized Mortgage Obligations – 13.6%
		Commercial Mortgage – 3.4%
6,035,000		Bank of America Commercial Mortgage, Inc. 2007-1, Class A3, 5.449%, 1/15/2049	6,366,791
2,709,202		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	2,745,190
3,900,844	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	4,055,792
4,414,630	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	4,683,149

Principal Amount or Shares			Value
$617,309		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	26,495
4,152,721	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	4,401,118
5,319,496	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,611,898
2,533,205	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	2,584,792
2,500,000	[1]	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.792%, 6/11/2042	2,506,281
		TOTAL	32,981,506
		Federal Home Loan Mortgage Corporation – 2.0%
2,659		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	2,851
21,098		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	21,762
52,730		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	56,017
70,853		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	79,758
60,431		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	65,367
558,988	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.640%, 2/15/2018	560,506
99,094		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	102,358
178,030		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	184,758
182,193		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	194,333
245,018		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	266,609
624,146	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.750%, 2/15/2034	625,357
3,273,745	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.690%, 7/15/2036	3,273,647
1,522,040	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.040%, 7/15/2036	1,535,794
9,442,206		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	9,888,869
2,172,186	[1]	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.200%, 7/15/2037	2,206,676
217,443	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	243,080
		TOTAL	19,307,742
		Federal National Mortgage Association – 1.7%
105,276		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	124,262
3,395		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	3,916
74,371		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	84,267
70,676	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	84,066
5,024	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	5,192
19,803		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	22,223
20,927		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	21,289
480,571		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	542,977
41,820		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	45,024
210,231	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.776%, 9/25/2032	211,496
68,235		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	72,127
25,728	[1]	Federal National Mortgage Association REMIC 2003-47 FP, 0.626%, 9/25/2032	25,731
116,123		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	119,863
1,608,334	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.706%, 6/25/2036	1,610,569
7,687,924	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.726%, 7/25/2037	7,705,201
1,508,099	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.276%, 6/25/2037	1,537,905
1,882,410	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.076%, 5/25/2039	1,899,345
533,558	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.776%, 8/25/2039	535,418
1,995,720	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.126%, 4/25/2037	2,023,746
15,810		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	15,852
137,555		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	152,739
115,013		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	131,545
		TOTAL	16,974,753

Principal Amount or Shares			Value
		Government Agency – 0.5%
$3,184,952		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	3,233,224
1,770,963	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.745%, 1/8/2020	1,774,007
		TOTAL	5,007,231
		Non-Agency Mortgage – 6.0%
350,092	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	360,004
4,208,433	[1,2,3]	Arran Residential Mortgages Funding Series 2011-1A, Class A1C, 1.679%, 11/19/2047	4,203,988
28,131	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 2.902%, 3/25/2033	23,772
156,175	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.624%, 2/3/2029	49,463
586,129	[1]	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	560,684
81,819		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	86,813
10,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.965%, 10/18/2054	9,990,324
96,145	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	67,302
6,000,000	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.967%, 10/15/2054	5,999,978
4,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.917%, 10/15/2054	3,999,393
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.546%, 2/25/2037	230,934
4,000,000	[1,2,3]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.967%, 7/15/2042	3,984,534
4,750,000	[1,2,3]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.717%, 7/15/2042	4,745,650
384,295	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.342%, 9/25/2034	321,973
154,158		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	162,148
21,879	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.985%, 1/28/2027	18,249
1,286,607	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.75%, 2/25/2040	1,289,218
5,399,243	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	5,464,105
4,556,594	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	4,594,778
1,750,000		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,759,435
9,000,000	[1,2,3]	Silverstone Master Issuer 2010-1A, Class A1, 1.961%, 1/21/2055	8,984,640
405,057		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	469,704
1,055,614	[1]	Washington Mutual 2006-AR15, Class 1A, 1.037%, 11/25/2046	613,304
1,096,053	[1]	Washington Mutual 2006-AR17, Class 1A, 1.017%, 12/25/2046	579,081
99,630	[1]	Wells Fargo Mortgage-Backed Securities Trust 2004-I, Class 1A1, 2.692%, 7/25/2034	93,855
		TOTAL	58,653,329
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $134,163,835)	132,924,561
		Corporate Bonds – 31.9%
		Basic Industry - Chemicals – 0.7%
1,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	1,021,603
417,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	434,576
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,596,946
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,079,467
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,047,952
		TOTAL	7,180,544
		Basic Industry - Metals & Mining – 1.4%
4,000,000	[2,3]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.15%, 9/27/2013	4,011,167
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,140,846
1,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,033,140
2,000,000		Barrick Gold Financeco LLC, Company Guarantee, 6.125%, 9/15/2013	2,168,059
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,052,202
		TOTAL	13,405,414
		Capital Goods - Aerospace & Defense – 0.5%
3,585,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	3,624,788

Principal Amount or Shares			Value
$1,500,000		Raytheon Co., Sr. Unsecd. Note, 1.40%, 12/15/2014	1,526,249
		TOTAL	5,151,037
		Capital Goods - Diversified Manufacturing – 0.8%
2,500,000	[1]	General Electric Capital Corp., Floating Rate Note, Series MTN, 0.559%, 11/1/2012	2,500,873
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,051,156
1,000,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,165,728
2,000,000		Textron Financial Corp., 5.40%, 4/28/2013	2,058,608
		TOTAL	7,776,365
		Communications - Media & Cable – 0.8%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,150,998
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,739,772
2,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	2,039,792
		TOTAL	7,930,562
		Communications - Media Noncable – 0.2%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,616,581
		Communications - Telecom Wireless – 0.7%
1,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,366,848
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,112,791
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	933,190
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,122,059
		TOTAL	6,534,888
		Communications - Telecom Wirelines – 1.3%
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,844,463
2,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,106,386
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,629,375
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,021,238
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,024,576
		TOTAL	12,626,038
		Consumer Cyclical - Automotive – 1.8%
6,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, Series 144A, 1.184%, 3/28/2014	5,989,759
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,359,969
3,000,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	3,187,053
2,000,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 3.25%, 1/30/2013	2,025,376
5,000,000	[2,3]	Volkswagen International Finance NV, Sr. Unsecd. Note, Series 144A, 1.625%, 8/12/2013	5,026,436
		TOTAL	17,588,593
		Consumer Cyclical — Entertainment – 0.6%
500,000		Walt Disney Co., Note, Series MTNB, 6.375%, 3/1/2012	502,415
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,055,284
		TOTAL	5,557,699
		Consumer Cyclical - Retailers – 0.3%
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,005,745
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	697,223
1,000,000		Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013	1,054,079
		TOTAL	2,757,047
		Consumer Cyclical - Services – 0.2%
2,000,000		eBay, Inc., Sr. Unsecd. Note, 0.875%, 10/15/2013	2,017,153
		Consumer Non-Cyclical - Food/Beverage – 1.7%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	1,125,858
2,500,000		Bottling Group LLC, Company Guarantee, 4.625%, 11/15/2012	2,582,115

Principal Amount or Shares			Value
$1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,131,078
700,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	710,200
1,500,000		General Mills, Inc., 5.65%, 9/10/2012	1,545,154
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,558,318
2,300,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,343,260
1,425,000	[2,3]	Miller Brewing Co., Note, Series 144A, 5.50%, 8/15/2013	1,516,113
3,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	3,028,940
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,330,556
		TOTAL	16,871,592
		Consumer Non-Cyclical - Health Care – 0.2%
500,000		Boston Scientific Corp., 4.50%, 1/15/2015	533,319
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	745,839
1,000,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,015,899
		TOTAL	2,295,057
		Consumer Non-Cyclical - Pharmaceuticals – 0.6%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,615,082
4,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	4,014,056
		TOTAL	5,629,138
		Consumer Non-Cyclical - Products – 0.3%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,303,788
900,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	984,992
1,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	1,016,059
		TOTAL	3,304,839
		Consumer Non-Cyclical - Supermarkets – 0.2%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,224,024
700,000		Kroger Co., Company Guarantee, 6.20%, 6/15/2012	714,707
		TOTAL	1,938,731
		Consumer Non-Cyclical - Tobacco – 0.4%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,408,874
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,265,336
		TOTAL	3,674,210
		Credit Card – 0.7%
4,500,000	[1]	BA Credit Card Trust, Series B4, 5.45%, 9/18/2013	7,208,170
		Energy - Independent – 0.6%
3,500,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.15%, 2/1/2013	3,648,581
2,134,000		XTO Energy, Inc., 7.50%, 4/15/2012	2,165,109
		TOTAL	5,813,690
		Energy - Integrated – 2.0%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,329,970
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,967,178
2,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	2,035,385
2,500,000	[1]	Shell International Finance B.V., Company Guarantee, 0.920%, 6/22/2012	2,503,140
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,236,883
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,113,616
		TOTAL	19,186,172
		Energy - Oil Field Services – 0.5%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,355,683
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note — Sr. Note, Series 144A, 1.09%, 9/12/2014	1,999,891

Principal Amount or Shares			Value
$2,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	2,039,814
		TOTAL	5,395,388
		Energy - Refining – 0.1%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,518,910
		Financial Institution - Banking – 4.1%
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,274,070
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,039,645
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 5.30%, 10/17/2012	2,055,561
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	2,123,376
2,500,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.75%, 10/15/2012	2,510,216
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	2,098,132
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	1,000,930
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	2,061,207
2,000,000		J.P. Morgan Chase & Co., 5.375%, 10/1/2012	2,064,215
3,000,000	[1]	J.P. Morgan Chase & Co., Floating Rate Note — Sr. Note, Series MTN, 1.296%, 5/2/2014	2,977,034
3,000,000	[1]	Morgan Stanley, Floating Rate Note — Sr. Note, Series FRN, 2.161%, 1/24/2014	2,892,852
2,625,000	[2,3]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 2.50%, 11/13/2012	2,653,148
2,000,000	[2,3]	Nordea Bank Sweden AB, Sub. Note, Series 144A, 5.25%, 11/30/2012	2,042,124
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,081,141
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,091,662
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,146,831
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,153,427
1,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	1,016,986
3,000,000		Wells Fargo & Co., Sub. Note, 4.95%, 10/16/2013	3,167,612
2,500,000	[2,3]	Westpac Securities NZ Ltd., Company Guarantee, Series 144A, 2.625%, 1/28/2013	2,529,845
		TOTAL	39,980,014
		Financial Institution - Brokerage – 0.5%
1,750,000	[1]	BlackRock, Inc., Floating Rate Note — Sr. Note, 0.806%, 5/24/2013	1,748,759
2,750,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	2,784,550
		TOTAL	4,533,309
		Financial Institution - Finance Noncaptive – 2.2%
1,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	1,091,172
1,250,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	1,323,442
2,000,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.125%, 2/11/2013	2,036,096
3,000,000	[1]	General Electric Capital Corp., Floating Rate Note — Sr. Note, 1.433%, 1/7/2014	2,993,437
4,000,000		General Electric Capital Corp., Series MTNA, 6.00%, 6/15/2012	4,077,604
1,250,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTNA, 5.45%, 1/15/2013	1,308,181
1,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,016,940
4,000,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	3,947,500
4,000,000		MBNA Corp., Note, 6.125%, 3/1/2013	4,132,207
		TOTAL	21,926,579
		Financial Institution - Insurance - Health – 0.3%
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,801,711
1,000,000	[1,5]	HSB Group, Inc., Company Guarantee, Series B, 1.477%, 7/15/2027	809,900
		TOTAL	2,611,611
		Financial Institution - Insurance - Life – 1.2%
3,580,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	3,561,210
4,000,000	[1]	MetLife, Inc., Floating Rate Note — Sr. Note, 1.685%, 8/6/2013	4,011,494
2,000,000	[1,2,3]	New York Life Global Funding, Floating Rate Note — Sr. Secured Note, Series 144A, 0.841%, 4/4/2014	1,998,717

Principal Amount or Shares			Value
$1,000,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	1,040,106
800,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 3.625%, 9/17/2012	814,496
		TOTAL	11,426,023
		Financial Institution - Insurance - P&C – 0.3%
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note — Sr. Note, 1.157%, 8/15/2014	2,015,752
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 6/15/2012	1,118,830
		TOTAL	3,134,582
		Financial Institution - REITs – 1.1%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 4/15/2014	1,870,227
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,275,273
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,438,570
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.30%, 5/30/2013	2,102,842
		TOTAL	10,686,912
		Technology – 2.3%
7,850,000	[1]	Cisco Systems, Inc., Floating Rate Note — Sr. Note, 0.794%, 3/14/2014	7,866,472
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,310,180
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,002,097
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,003,807
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.25%, 9/13/2013	2,002,035
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,199,478
2,000,000		Microsoft Corp., Sr. Note, 0.875%, 9/27/2013	2,019,662
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,039,927
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,320,736
		TOTAL	22,764,394
		Transportation - Services – 0.4%
3,500,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 5.80%, 10/15/2012	3,612,102
		Utility - Diversified – 0.2%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,180,519
		Utility - Electric – 2.3%
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 1.80%, 3/15/2014	2,048,284
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,074,868
500,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	510,951
1,000,000	[2,3]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	1,070,976
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	983,498
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,152,289
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,516,751
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,265,639
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,138,293
2,280,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	2,433,874
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,084,086
1,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	1,528,872
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	2,009,602
		TOTAL	22,817,983
		Utility - Natural Gas Distributor – 0.3%
2,800,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,914,615
		Utility - Natural Gas Pipelines – 0.1%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,090,936
		TOTAL CORPORATE BONDS (IDENTIFIED COST $305,979,694)	312,657,397

Principal Amount or Shares			Value
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.1%
$22,351		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	25,204
26,870		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	30,204
103,075		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	110,846
1,886		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	1,903
19,948		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	21,616
		TOTAL	189,773
		Federal National Mortgage Association – 0.0%
45,360		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	48,049
12,747		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	13,481
15,813		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	17,317
84,300		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	94,795
		TOTAL	173,642
		Government National Mortgage Association – 0.0%
57,654		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	66,484
9,888		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	11,755
398		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	398
		TOTAL	78,637
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $411,800)	442,052
		U.S. Treasury – 3.8%
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,476,953
5,000,000		United States Treasury Note, 2.50%, 3/31/2015	5,342,969
20,000,000		United States Treasury Note, 2.50%, 4/30/2015	21,397,656
		TOTAL U.S. TREASURY (IDENTIFIED COST $35,375,374)	37,217,578
		MUTUAL FUNDS – 14.2%[6]
727,186		Emerging Markets Fixed Income Core Fund	22,075,069
1,919,846		Federated Bank Loan Core Fund	19,275,259
3,671,329		Federated Mortgage Core Portfolio	37,520,981
40,053,685	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	40,053,685
593,585		Federated Project and Trade Finance Core Fund	5,787,456
2,202,683		High Yield Bond Portfolio	14,317,438
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $137,349,865)	139,029,888
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $967,711,118)[8]	975,283,330
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[9]	4,227,729
		TOTAL NET ASSETS — 100%	$979,511,059

At January 31, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/17/2012	245,250 Pound Sterling	$378,102	$(7,545)
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(145,522)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(153,067)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

The average value at settlement date payable of foreign exchange contracts sold by the Fund throughout the period was $59,898. This is based on amounts held as of each month-end throughout the period.

The average notional value of credit default swap contracts held by the Fund throughout the period was $11,980,000. This is based on amounts held as of each month-end throughout the period.

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $315,925,982, which represented 32.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $315,750,183, which represented 32.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.624%, 2/3/2029	7/9/1999	$127,844	$49,463
Greenwich Capital Acceptance 1991-4, Class B1A, 6.245%, 7/1/2019	1/7/1993	$96,776	$67,302
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$40,785
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.985%, 1/28/2027	2/4/1998 - 2/5/1998	$56,182	$18,249
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	$0
4	Denotes available rate and weighted-average coupon obligations for which the current rate is shown.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	At January 31, 2012, the cost of investments for federal tax purposes was $967,602,426. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $7,680,904. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,067,867 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,386,963.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable-Rate Mortgages	$ —	$6,212,279	$ —	$6,212,279
Asset-Backed Securities	—	346,758,790	40,785	346,799,575
Collateralized Mortgage Obligations	—	132,924,561	—	132,924,561
Corporate Bonds	—	311,847,497	809,900[2]	312,657,397
Mortgage-Backed Securities	—	442,052	—	442,052
U.S. Treasury	—	37,217,578	—	37,217,578
Mutual Funds	133,242,432	5,787,456	—	139,029,888
TOTAL SECURITIES	$133,242,432	$841,190,213	$850,685	$975,283,330
OTHER FINANCIAL INSTRUTMENTS[3]	$ —	$(153,067)	$ —	$(153,067)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $806,250 of a security transferred from Level 2 to Level 3 because the fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds	Investments in Asset-Backed Securities
Balance as of May 1, 2011	$ —	$43,027
Accrued discounts/premiums	221	—
Change in unrealized appreciation (depreciation)	3,429	(2,242)
Transfers into Level 3[1]	806,250	—
Balance as of January 31, 2012	$809,900	$40,785
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2012.	$3,429	$(2,242)
1	Transferred from Level 2 to Level 3 because the fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
NIM	— Net Interest Margin
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2012